FAIR VALUE MEASUREMENTS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Fair value of warrant liabilities	$ (234,195)		$ 397,553
Change in fair value of earnout liability	1,039,282		18,731,514
Fair value of warrant liabilities	$ 234,195		(397,553)
Series C Preferred Stock [Member]
Mezzanine equity			$ 71,809,025